Employee Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) installment $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Defined Benefit Plan Disclosure
Employer contribution for defined contribution plan	$ 2,800,000	$ 2,000,000	$ 1,000,000
Employee Stock Ownership Plan, common stock, shares outstanding (shares) | shares	145,598.175
Employee Stock Ownership Plan, common stock, fair value	$ 14,600,000
Outside Directors
Defined Benefit Plan Disclosure
Number of deferred common stock (shares) | shares	12,293	10,166	8,466
Weighted-average grant date fair values of deferred common stock (dollars per share) | $ / shares	$ 101.34	$ 97.99	$ 78.62
Nonqualified Deferred Compensation Plan
Defined Benefit Plan Disclosure
Deferred compensation expense	$ 249,000	$ 96,000	$ 106,000
Number of annual installments of deferred compensation (installment) | installment	2
Number of days after departure from board of directors for payment of deferred compensation (days)	90 days